Expected credit loss measurement - ECL for the period (Narrative) (Detail 2) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (1,489)	$ (1,282)	$ (1,029)
Upside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	0.00%	0.00%	7.50%
Baseline ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	70.00%	70.00%	42.50%
Mild downside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	0.00%	0.00%	35.00%
Global crisis ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	30.00%	30.00%	15.00%
Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ 636
Positions that are not credit impaired | 100% weight applied to baseline scenario
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	500
Positions that are not credit impaired | 100% weight applied to severe downside scenario
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	1,200
Positions that are not credit impaired | All stage 1 and 2 positions measured for lifetime ECLs with a 70% weight applied to the baseline and 30% to the severe downside scenario
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ 1,500